Note Payable (Details Narrative)	6 Months Ended
May 31, 2024 USD ($)
Debt Disclosure [Abstract]
Notes payable	$ 104,160
Paid downpayment	26,227
Monthly payments	$ 8,265
Interest rate	12.99%
Remaining balance loan	$ 36,609